Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Beginning balance	5,413,064	3,259,079
Stock options granted to purchase common stock	873,867	2,519,709
Number of Options, Exercised	(57,280)	(152,908)
Number of Options, Cancelled	(516,837)	(212,816)
Number of Options, Ending balance	5,712,814	5,413,064	3,259,079
Number of Options, Options exercisable	2,634,469	2,346,733
Number of Options, Options vested and expected to vest	5,712,814	5,413,064
Weighted-Average Exercise Price, Beginning balance	$ 3.73	$ 2.24
Weighted-Average Exercise Price, Options Granted	21.47	5.49
Weighted-Average Exercise Price, Options Exercised	2.99	1.45
Weighted-Average Exercise Price, Options Cancelled	3.76	3.43
Weighted-Average Exercise Price, Ending balance	6.32	3.73	$ 2.24
Weighted-Average Exercise Price, Options exercisable	2.54	1.96
Weighted-Average Exercise Price, Options vested and expected to vest	$ 6.32	$ 3.73
Weighted Average Remaining Contractual Life (Years), Granted		9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Balance	6 years 10 months 24 days	7 years 3 months 18 days	6 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years), Options exercisable	5 years	4 years 9 months 18 days
Weighted Average Remaining Contractual Life (Years), Options vested and expected to vest	6 years 10 months 24 days	7 years 3 months 18 days
Aggregate Intrinsic Value, Granted		$ 22,522
Aggregate Intrinsic Value	$ 188,801	60,059	$ 4,683
Aggregate Intrinsic Value, Options exercisable	97,029	30,189
Aggregate Intrinsic Value, Options vested and expected to vest	188,801	$ 60,059
Aggregate Intrinsic Value, Exercised	$ 2,084